Derivative financial instruments - Disclosure of derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 100,792,243	£ 84,435,447
Derivatives held for trading | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	249,743	290,991
Derivative liabilities held for trading	(240,127)	(278,595)
Derivatives held for trading | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	190,596	240,433
Derivative liabilities held for trading	(180,460)	(227,012)
Derivatives held for trading | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,361	5,131
Derivative liabilities held for trading	(5,065)	(4,727)
Derivatives held for trading | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	53,786	45,427
Derivative liabilities held for trading	(54,602)	(46,856)
Derivatives held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	100,471,927	84,125,071
Derivatives held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	41,901,648	35,870,675
Derivatives held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	44,090,312	37,994,986
Derivatives held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	14,479,967	10,259,410
Derivatives held for trading | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	74,246	123,724
Derivative liabilities held for trading	(71,778)	(116,671)
Derivatives held for trading | Foreign exchange derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	73,994	123,489
Derivative liabilities held for trading	(71,556)	(116,429)
Derivatives held for trading | Foreign exchange derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	251	228
Derivative liabilities held for trading	(221)	(235)
Derivatives held for trading | Foreign exchange derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1	7
Derivative liabilities held for trading	(1)	(7)
Derivatives held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,534,098	8,517,266
Derivatives held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,237,176	8,249,213
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	276,189	240,612
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	20,733	27,441
Derivatives held for trading | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	93,166	95,631
Derivative liabilities held for trading	(79,718)	(83,967)
Derivatives held for trading | Interest rate derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	90,240	91,488
Derivative liabilities held for trading	(77,130)	(79,925)
Derivatives held for trading | Interest rate derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,428	1,479
Derivative liabilities held for trading	(1,131)	(1,344)
Derivatives held for trading | Interest rate derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,498	2,664
Derivative liabilities held for trading	(1,457)	(2,698)
Derivatives held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	86,471,333	70,905,836
Derivatives held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	32,249,542	26,422,379
Derivatives held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	42,748,421	36,810,961
Derivatives held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	11,473,370	7,672,496
Derivatives held for trading | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,851	6,898
Derivative liabilities held for trading	(8,379)	(7,455)
Derivatives held for trading | Credit derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,169	3,474
Derivative liabilities held for trading	(4,666)	(4,307)
Derivatives held for trading | Credit derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,682	3,424
Derivative liabilities held for trading	(3,713)	(3,148)
Derivatives held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,736,768	1,537,115
Derivatives held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	671,066	593,702
Derivatives held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,065,702	943,413
Derivatives held for trading | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	72,339	62,912
Derivative liabilities held for trading	(78,155)	(68,628)
Derivatives held for trading | Equity and stock index derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	22,178	21,965
Derivative liabilities held for trading	(27,092)	(26,319)
Derivatives held for trading | Equity and stock index derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	50,161	40,947
Derivative liabilities held for trading	(51,063)	(42,309)
Derivatives held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,508,413	2,945,544
Derivatives held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	739,183	598,297
Derivatives held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,769,230	2,347,247
Derivatives held for trading | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,141	1,826
Derivative liabilities held for trading	(2,097)	(1,874)
Derivatives held for trading | Commodity derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	15	17
Derivative liabilities held for trading	(16)	(32)
Derivatives held for trading | Commodity derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,126	1,809
Derivative liabilities held for trading	(2,081)	(1,842)
Derivatives held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	221,315	219,310
Derivatives held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,681	7,084
Derivatives held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	216,634	212,226
Derivatives held for risk management | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,716	2,539
Derivative liabilities held for risk management	(681)	(820)
Derivatives held for risk management | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,716	2,539
Derivative liabilities held for risk management	(681)	(820)
Derivatives held for risk management | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	320,316	310,376
Derivatives held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	40,781	51,276
Derivatives held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	279,535	259,100
Derivatives held for risk management | Derivatives designated as cash flow hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,485	2,338
Derivative liabilities held for risk management	(86)	(320)
Derivatives held for risk management | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	151,412	147,180
Derivatives held for risk management | Derivatives designated as fair value hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	75	165
Derivative liabilities held for risk management	(552)	(434)
Derivatives held for risk management | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	164,515	159,182
Derivatives held for risk management | Derivatives designated as hedges of net investments | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	156	36
Derivative liabilities held for risk management	(43)	(66)
Derivatives held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,389	4,014
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,485	2,338
Derivative liabilities held for risk management	(86)	(320)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	30,429	35,202
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	156	36
Derivative liabilities held for risk management	(43)	(66)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,389	4,014
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	0	105
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	120,983	111,873
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	75	165
Derivative liabilities held for risk management	(552)	(434)
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,963	11,955
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 158,552	£ 147,227